Acquisition Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Acquisition Activities

3. Acquisition Activities

On April 2, 2012, the Company completed its acquisition of 100% of the net assets of the Warehouse Lending Division of MetLife Bank, N.A. pursuant to the asset purchase agreement dated February 8, 2012 between the Company and MetLife Bank, N.A. The acquisition was funded entirely by cash with the transaction accounted for using the acquisition method. Based on the acquisition method of accounting, the consideration paid was allocated to the acquired assets and liabilities. No identifiable intangible assets or goodwill were recognized in the transaction. Information regarding the acquisition is as follows:

Recognized amounts of identifiable assets acquired and liabilities assumed:
Loans	$350,997
Accrued interest and fees	617

Total Assets Acquired	351,614

Other liabilities	543

Total Liabilities Assumed	543

Total Identifiable Net Assets	$351,071

Under the acquisition method of accounting, the measurement period for a transaction is to extend for a period necessary to obtain all available information to facilitate a complete and accurate recording of the transaction as of the acquisition date. This period, however, may not extend beyond a period of one year from the date of acquisition. In the event information not currently available is obtained during the measurement period that would affect the recording of this transaction, any applicable adjustments will be performed retrospectively adjusting the initial recording of this acquisition.

See Note 16 for information on the agreement the Company entered into to acquire Business Property Lending, Inc, a wholly owned subsidiary of General Electric Capital Corporation.

5. Acquisition Activities

Acquisition of Tygris Commercial Finance Group—On February 5, 2010, the Company acquired 100% of the outstanding common shares of TCFG. The fair value of net assets acquired exceeded the fair value of consideration paid and resulted in a bargain purchase gain of $68,056.

Information regarding the acquisition on February 5, 2010, is as follows:

Consideration
Equity Instruments (27,863,865 common shares of the Company)	$291,511

Fair value of total consideration transferred	$291,511

The fair value of the Company’s common shares issued as consideration was determined using the market approach, which estimates fair value by comparing the asset being appraised to comparable assets that have recently been sold in arm’s-length transactions. The value is then adjusted for any significant differences, to the extent known, between the comparable assets and the asset being valued. The fair value of the Company’s stock was based upon comparable valuation multiples of a peer group of publicly traded financial institutions as of February 4, 2010, adjusted to include a liquidity discount reflecting the illiquidity of the stock of a non-public entity.

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$69,480
Lease financing receivables	538,137
Equipment under operating leases	10,692
Intangible assets	6,259
Indemnification asset	30,766
Deferred tax asset, net	113,195
Premises and equipment	2,166
Other assets	6,815

Total Assets Acquired	777,510

Accounts payable and accrued expenses	33,544
Interest rate derivatives	12,079
Revolving and term secured borrowings	372,320

Total Liabilities Assumed	417,943

Total Identifiable Net Assets	$359,567

Through December 31, 2010, a total of $6,093 in acquisition-related costs were incurred and expensed related to the TCFG acquisition. Of this cumulative total amount, $2,784, and $3,309 were incurred and expensed during the years ended December 31, 2010 and 2009, respectively. These expenses are reflected primarily in general and administrative expenses in the consolidated statements of income.

The fair value of the financial assets acquired includes receivables under direct financing leases and loans with a fair value of $538,137. The contractual net investment under the contracts is $806,177 for direct financing leases and loans. At acquisition date, the loan and lease financing receivables have gross contractual amounts due of $938,000 and expected cash flows of $648,100.

Pursuant to the terms of the acquisition agreement, an escrow account was established by TCFG shareholders, comprised of 9,470,010 of the Company’s common shares and cash of $50,000. The escrow was established to compensate the Company for higher than projected net losses on the acquired loans and leases for a period of five years from the acquisition date. The Company will be reimbursed from escrow if the aggregate annual amount of net losses exceeds 2% of the average purchased portfolio and $44,526 in the first year, up to a maximum of $141,628.

Escrowed shares not used to reimburse indemnification claims are released from escrow annually until termination if the value of such shares exceeds 17.5% of the average purchased net loans and leases. Escrowed cash remains in escrow until termination. The escrow agreement terminates on the fifth anniversary of the closing date. At December 31, 2011, there are 5,950,046 shares held in escrow.

An indemnification asset representing the fair value of the shares expected to be released to the Company from escrow was recorded in other assets in the consolidated balance sheet. The indemnification asset meets the definition of a derivative, as shares released either back to the Company or to former TCFG shareholders are based upon a determined amount of losses in exchange for an escrowed share of the Company’s stock. Any changes in the fair value of the Company’s stock or changes resulting from either increases or decreases in expected cash flows will impact earnings and the related indemnification asset.

TCFG’s actual net interest income, noninterest income and net income included in the Company’s consolidated statement of income from February 5, 2010 through December 31, 2010 were $134,985, $20,051, and $55,541, respectively.

Pro Forma Results (unaudited)

The unaudited pro forma consolidated combined statements of income include the effect of the accretion of purchase accounting fair value adjustments based on asset and liability valuations as of the acquisition date. The unaudited pro forma consolidated combined statements of income also include adjustments related to the provision for loan and lease losses and the bargain purchase gain recorded as a result of the transaction. Selected unaudited pro forma results of operations for the years ended December 31, 2010 and 2009, assuming the TCFG acquisition had occurred as of January 1, 2009, are as follows:

	December 31, 2010	December 31, 2009
Net interest income after provision for loan and lease losses	$400,547	$313,064
Noninterest income	290,581	237,851
Net income from continuing operations	147,993	117,132
Net income from continuing operations attributable to common shareholders	112,795	89,197
Pro forma earnings per common share from continuing operations, basic	$1.51	$1.27
Pro forma earnings per common share from continuing operations, diluted	1.47	1.25

Acquisition of Bank of Florida Banking Operations—On May 28, 2010, EB entered into purchase and assumption agreements with the FDIC, as receiver, to acquire certain assets and assume certain liabilities of three affiliated full-service commercial banks of Bank of Florida, headquartered in Naples, Florida.

The acquired loans and OREO are covered by loss share agreements between EB and the FDIC. Under the agreements, the FDIC will reimburse EB for 80% of net losses in excess of $385,645 on the disposition of loans and OREO. The term for loss sharing on single-family residential real estate loans is ten years, while the term for loss sharing on all other loans is five years. The reimbursable losses from the FDIC are based on the book value of the relevant loans as determined by the FDIC at the date of the transaction. New loans made after that date are not covered by the provisions of the loss share agreements. Based on the Company’s estimate of future losses, no indemnification asset was recognized at acquisition.

Within 45 days of the end of the loss sharing agreements between EB and the FDIC, EB may be required to rebate a portion of the cash received from the FDIC at acquisition in the event that losses do not reach a specified threshold, based on the initial discount received less cumulative servicing amounts for the covered assets acquired. This liability (FDIC clawback liability) was recorded at its estimated fair value of $37,592 at acquisition date and $43,317 and $39,311 at December 31, 2011 and 2010, respectively.

Subsequent to the acquisition, the adequacy of the allowance for loan losses for loans acquired in the transaction is determined with consideration given to the amounts recoverable through the loss share agreements. The provision for loan losses represents expected losses in excess of losses inherent in the portfolio at acquisition.

The acquired assets and assumed liabilities are presented in the following table at fair value. Cash received from the FDIC of $147,202 is included in other assets.

Assets Acquired
Cash and cash equivalents	$147,702
Investment securities	162,275
Loans, net (covered assets)	888,760
OREO (covered assets)	22,132
Core deposit premium	3,200
Other assets	155,797
Deferred tax assets, net	5,765
Goodwill	9,999

Total Assets Acquired	$1,395,630

Liabilities Assumed
Noninterest-bearing deposits	$104,088
Interest-bearing deposits	1,102,748
Borrowings	149,240
Other Liabilities	39,554

Total Liabilities Assumed	$1,395,630

Through December 31, 2010, a total of $6,087 in acquisition-related costs were incurred and expensed related to the Bank of Florida acquisition. These expenses are reflected primarily in general and administrative expenses in the consolidated statement of income for the year ended December 31, 2010.

The Company has omitted unaudited pro forma information, as historical financial statements for Bank of Florida are not reasonably available.

Goodwill of $9,999 was recorded based on the fair value of liabilities assumed over the fair value of assets acquired. No goodwill is deductible for federal income tax purposes.

The FDIC also granted EB an option to purchase, at appraised values, the premises, furniture, fixtures, and equipment of Bank of Florida and assume the leases associated with these offices. During the year ended December 31, 2010, EB exercised its option to assume leases for certain locations, purchase furniture, fixtures, and equipment and acquire one bank office.